Related parties disclosure (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to			Net income from
	Related Parties	December 31,	December 31,	December 31,	December 31,	in the year ended December 31,			in the year ended December 31,
	(in USD'000)	2021	2020	2021	2020	2021	2020	2019	2021	2020	2019
1	Carlos Moreira	—	—	2,802	1,580	—	—	—	—	—	—
2	Philippe Doubre	—	—	—	—	179	86	114	—	—	—
3	David Fergusson	—	—	—	—	78	119	161	—	—	—
4	Eric Pellaton	—	—	—	—	92	42	—	—	—	—
5	Jean-Philippe Ladisa	—	—	—	—	68	61	—	—	—	—
6	Hans-Christian Boos	—	—	2,395	—	125	—	—	—	—	—
7	Juan Hernández Zayas	—	—	—	—	—	52	165	—	—	—
8	Thomas Hürlimann	—	—	—	—	—	—	63	—	—	—
9	Dourgam Kummer	—	14	—	—	—	—	52	—	—	—
10	Maryla Shingler-Bobbio	—	—	—	—	—	—	123	—	—	—
11	Roman Brunner	—	—	—	—	—	—	426	—	—	87
12	Anthony Nagel	—	—	—	—	—	—	5	—	—	58
13	Maria Pia Aqueveque Jabbaz	—	—	—	—	2	1	—	—	—	—
14	Philippe Gerwill	—	—	—	—	10	—	14	—	—	—
15	Geoffrey Lipman	—	—	—	—	8	—	14	—	—	—
16	Don Tapscott	—	—	—	—	—	8	—	—	—	—
17	Cristina Dolan	—	—	—	—	—	1	—	—	—	—
18	Wei Wang	—	—	—	—	—	—	—	—	—	10
19	OISTE	129	95	189	172	350	374	219	71	32	140
20	Indian Potash Limited	—	—	—	—	—	—	—	—	—	—
21	Terra Ventures Inc	—	—	33	33	—	—	—	—	—	—
22	Edmund Gibbons Limited	—	—	—	—	—	—	479	—	—	36
23	GSP Holdings Ltd	—	—	17	18	—	—	—	—	—	—
24	SAI LLC (SBT Ventures)	—	—	34	34	—	—	—	—	—	—
25	Related parties of Carlos Moreira	—	—	—	—	224	223	360	—	—	—
	Total	129	109	5,470	1,837	1,136	968	2,195	71	32	331